Note 5 - Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Land and Land Improvements [Member]
Property and equipment, gross	$ 13,931	$ 12,924
Building and Building Improvements [Member]
Property and equipment, gross	30,556	22,054
Machinery and Equipment [Member]
Property and equipment, gross	8,865	8,559
Vehicles [Member]
Property and equipment, gross	445	493
Office Equipment [Member]
Property and equipment, gross	5,571	4,135
Construction in Progress [Member]
Property and equipment, gross	1,251	2,961
Property and equipment, gross	60,619	51,126
Less accumulated depreciation and amortization	(17,233)	(15,172)
Property and equipment, net	$ 43,386	$ 35,954